Pensions - Sensitivity analysis (Details) $ in Millions	Dec. 31, 2023 USD ($)
Discount rate [Member] | Low range value [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ 587
Discount rate [Member] | High range value [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	(521)
Expected rate of pension increase [Member] | Low range value [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	(451)
Expected rate of pension increase [Member] | High range value [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ 494